Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share
	For the three Months ended March 31, 2022		For the period January 13, 2021 (inception) through March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$3,108,293	$777,073	$(97,791)	$(221,992)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	31,116,305	7,779,076	3,067,805	6,964,134
Basic and diluted net income (loss) per ordinary share	$0.10	$0.10	$(0.03)	$(0.03)

	For the period January 13, 2021 (inception) through December 31, 2021
	Class A	Class B
Basic and diluted net (loss) per ordinary share:
Numerator:
Allocation of net (loss)	$(12,456,056)	$(3,738,606)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	25,360,688	7,611,848
Basic and diluted net (loss) per ordinary share	$(0.49)	$(0.49)